Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ (4,141)	$ (20,242)	$ 24,091
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	(192)	1,077	539
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	(2,131)	(13,624)	15,424
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	(643)	(3,621)	4,056
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ (1,175)	$ (4,074)	$ 4,072